Digital Assets Payables (Details) - Schedule of digital assets payables - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Digital Assets Payables Abstract
Digital assets payables to a non-controlling shareholder	$ 36,340,668	$ 6,200,109
Digital assets payables to third parties	1,532,766
Total	$ 37,873,434	$ 6,200,109